Credit Portfolio (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses at beginning	R$ (284,620)	R$ (585,443)
Additions	(186,802)	(234,253)
Reversals	54,064	123,974
Decrease through write-off, financial assets	60,506	411,102
Expected credit losses at ending	(356,852)	(284,620)
Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses at beginning	(36,075)	(38,259)
Additions	(76,574)	(31,222)
Reversals	21,699	5,240
Decrease through write-off, financial assets	14,216	28,166
Expected credit losses at ending	(76,734)	(36,075)
Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses at beginning	(117,883)	(185,404)
Additions	(90,302)	(163,887)
Reversals	29,667	92,903
Decrease through write-off, financial assets	41,713	138,505
Expected credit losses at ending	(136,805)	(117,883)
Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Expected credit losses at beginning	(130,662)	(361,780)
Additions	(19,926)	(39,144)
Reversals	2,698	25,831
Decrease through write-off, financial assets	4,577	244,431
Expected credit losses at ending	R$ (143,313)	R$ (130,662)